Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Value Fund
April 30, 2022
ZMV-NPRT1-0622
1.9881564.105
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.5%
Liberty Global PLC Class C (a)	3,907	92,596
Interactive Media & Services - 0.7%
Ziff Davis, Inc. (a)	1,657	146,413
Media - 1.6%
Interpublic Group of Companies, Inc.	5,240	170,929
Nexstar Broadcasting Group, Inc. Class A	971	153,826
		324,755
TOTAL COMMUNICATION SERVICES		563,764
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.6%
Adient PLC (a)	3,534	120,651
Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. (a)	6,371	186,734
Laureate Education, Inc. Class A	7,975	90,357
		277,091
Hotels, Restaurants & Leisure - 0.9%
Caesars Entertainment, Inc. (a)	2,680	177,630
Household Durables - 1.7%
Mohawk Industries, Inc. (a)	1,467	206,935
Taylor Morrison Home Corp. (a)	4,888	128,017
		334,952
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	3,168	164,483
Leisure Products - 0.6%
Mattel, Inc. (a)	4,537	110,294
Multiline Retail - 2.6%
Dollar Tree, Inc. (a)	2,119	344,232
Nordstrom, Inc.	6,639	170,622
		514,854
Specialty Retail - 2.7%
Bath & Body Works, Inc.	2,408	127,359
Gap, Inc.	9,382	116,524
Rent-A-Center, Inc.	4,711	113,629
Victoria's Secret & Co. (a)	3,998	188,386
		545,898
TOTAL CONSUMER DISCRETIONARY		2,245,853
CONSUMER STAPLES - 3.9%
Beverages - 0.9%
Primo Water Corp.	12,261	179,501
Food & Staples Retailing - 1.2%
U.S. Foods Holding Corp. (a)	6,137	230,874
Food Products - 1.8%
Bunge Ltd.	926	104,749
Darling Ingredients, Inc. (a)	3,501	256,938
		361,687
TOTAL CONSUMER STAPLES		772,062
ENERGY - 10.0%
Energy Equipment & Services - 1.8%
Halliburton Co.	4,031	143,584
Liberty Oilfield Services, Inc. Class A (a)	13,509	218,035
		361,619
Oil, Gas & Consumable Fuels - 8.2%
Canadian Natural Resources Ltd.	10,199	631,241
Cheniere Energy, Inc.	2,808	381,354
Hess Corp.	3,703	381,668
Tourmaline Oil Corp.	4,509	232,215
		1,626,478
TOTAL ENERGY		1,988,097
FINANCIALS - 15.5%
Banks - 2.4%
East West Bancorp, Inc.	1,878	133,901
First Citizens Bancshares, Inc.	283	180,945
Signature Bank	718	173,936
		488,782
Capital Markets - 3.8%
Ameriprise Financial, Inc.	1,093	290,181
Lazard Ltd. Class A	5,071	166,177
LPL Financial	1,589	298,525
		754,883
Consumer Finance - 1.9%
OneMain Holdings, Inc.	3,866	177,565
SLM Corp.	11,828	197,882
		375,447
Diversified Financial Services - 0.6%
Apollo Global Management, Inc.	2,657	132,212
Insurance - 6.5%
American Financial Group, Inc.	1,849	256,050
Arch Capital Group Ltd. (a)	6,094	278,313
Assurant, Inc.	1,541	280,277
Reinsurance Group of America, Inc.	1,362	146,170
The Travelers Companies, Inc.	1,941	332,027
		1,292,837
Thrifts & Mortgage Finance - 0.3%
Walker & Dunlop, Inc.	441	52,814
TOTAL FINANCIALS		3,096,975
HEALTH CARE - 7.5%
Biotechnology - 1.0%
United Therapeutics Corp. (a)	1,106	196,381
Health Care Providers & Services - 5.1%
AdaptHealth Corp. (a)	6,857	86,810
Centene Corp. (a)	3,702	298,196
Cigna Corp.	1,861	459,258
Laboratory Corp. of America Holdings	774	185,977
		1,030,241
Pharmaceuticals - 1.4%
Jazz Pharmaceuticals PLC (a)	1,731	277,341
TOTAL HEALTH CARE		1,503,963
INDUSTRIALS - 18.3%
Aerospace & Defense - 1.1%
Curtiss-Wright Corp.	1,565	223,654
Air Freight & Logistics - 0.8%
FedEx Corp.	796	158,197
Building Products - 2.5%
Builders FirstSource, Inc. (a)	5,435	334,633
Jeld-Wen Holding, Inc. (a)	8,031	166,964
		501,597
Commercial Services & Supplies - 0.8%
The Brink's Co.	2,744	161,759
Construction & Engineering - 4.4%
Fluor Corp. (a)(b)	9,612	237,897
Granite Construction, Inc.	3,128	92,745
MDU Resources Group, Inc.	11,263	290,135
Willscot Mobile Mini Holdings (a)	7,147	250,860
		871,637
Machinery - 3.2%
Allison Transmission Holdings, Inc.	5,186	194,164
Crane Co.	2,513	241,826
Kennametal, Inc.	3,965	102,019
Oshkosh Corp.	1,159	107,138
		645,147
Professional Services - 1.1%
Manpower, Inc.	2,333	210,437
Road & Rail - 2.1%
Ryder System, Inc.	1,686	117,851
TFI International, Inc. (Canada)	1,855	149,220
XPO Logistics, Inc. (a)	2,650	142,544
		409,615
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (a)	4,118	245,556
Univar Solutions, Inc. (a)	7,561	220,176
		465,732
TOTAL INDUSTRIALS		3,647,775
INFORMATION TECHNOLOGY - 5.2%
Electronic Equipment & Components - 1.6%
Flex Ltd. (a)	12,703	209,472
Vontier Corp.	3,974	101,814
		311,286
IT Services - 1.2%
Fidelity National Information Services, Inc.	903	89,532
Unisys Corp. (a)	10,574	150,257
		239,789
Software - 2.4%
NCR Corp. (a)	6,631	232,284
SS&C Technologies Holdings, Inc.	3,802	245,837
		478,121
TOTAL INFORMATION TECHNOLOGY		1,029,196
MATERIALS - 8.8%
Chemicals - 3.6%
Axalta Coating Systems Ltd. (a)	9,025	228,964
Eastman Chemical Co.	1,560	160,165
Olin Corp.	3,694	212,036
Tronox Holdings PLC	7,496	128,931
		730,096
Construction Materials - 0.8%
Eagle Materials, Inc.	1,293	159,453
Containers & Packaging - 2.6%
Berry Global Group, Inc. (a)	3,075	173,276
Crown Holdings, Inc.	1,652	181,786
O-I Glass, Inc. (a)	11,737	158,215
		513,277
Metals & Mining - 1.8%
ArcelorMittal SA Class A unit GDR	3,265	95,469
Arconic Corp. (a)	5,279	132,820
Constellium NV (a)	7,916	132,118
		360,407
TOTAL MATERIALS		1,763,233
REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 6.8%
American Tower Corp.	620	149,432
CubeSmart	8,060	382,931
Equinix, Inc.	275	197,747
Equity Lifestyle Properties, Inc.	5,096	393,819
Ventas, Inc.	4,160	231,088
		1,355,017
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC (a)	835	14,947
Jones Lang LaSalle, Inc. (a)	577	126,207
		141,154
TOTAL REAL ESTATE		1,496,171
UTILITIES - 8.1%
Electric Utilities - 6.2%
Constellation Energy Corp.	1,496	88,578
Edison International	5,077	349,247
Entergy Corp.	1,618	192,299
FirstEnergy Corp.	7,142	309,320
PG&E Corp. (a)	23,712	299,957
		1,239,401
Independent Power and Renewable Electricity Producers - 1.9%
The AES Corp.	12,393	253,065
Vistra Corp.	5,178	129,554
		382,619
TOTAL UTILITIES		1,622,020
TOTAL COMMON STOCKS (Cost $15,524,060)		19,729,109

U.S. Treasury Obligations - 0.3%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.56% 6/30/22 (Cost $59,944)	60,000	59,931

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (d)	176,337	176,372
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	254,115	254,140
TOTAL MONEY MARKET FUNDS (Cost $430,512)		430,512

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $16,014,516)	20,219,552
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(264,274)
NET ASSETS - 100.0%	19,955,278

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Jun 2022	249,510	(3,412)	(3,412)

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	593,446	2,722,414	3,139,488	195	-	-	176,372	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	-	447,830	193,690	16	-	-	254,140	0.0%
Total	593,446	3,170,244	3,333,178	211	-	-	430,512

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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